INVESTMENT IN GOLD (Details) - Activity in Gold Bullion	3 Months Ended	9 Months Ended
	Apr. 30, 2015 USD ($) oz	Jan. 31, 2015 USD ($) oz
Activity in Gold Bullion [Abstract]
Ounces (in Ounces) | oz	51,379	1,000
Fair Value	$ 64,750,586	$ 1,306,250
Gold bullion contributed (in Ounces) | oz	2,492	50,978
Gold bullion contributed	$ 3,046,781	$ 65,404,328
Gold bullion distributed (in Ounces) | oz	(2,989)	(599)
Gold bullion distributed	$ (3,608,896)	$ (777,674)
Change in unrealized depreciation	(3,913,307)	(1,188,296)
Realized gain from gold distributed from in-kind	$ (221,574)	$ 5,978
Ounces (in Ounces) | oz	50,882	51,379
Fair Value	$ 60,053,590	$ 64,750,586